Assets and Liabilities Held for Sale/Discontinued Operations - Summary of Carrying Amounts of Major Classes of Assets and Liabilities Classified as Held-for-sale (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	$ 1,492	$ 1,085
Carrying Amounts Of Liabilities Subject To Compromise Included As Part Of Discontinued Operations [Abstract]
Liabilities subject to compromise	118	0
NSNCo [Member]
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	1,103	685
Trade accounts payable	7	0
Amounts due to related parties	12	0
Long-term debt (including current portion)	814	515
Uncertain tax positions	25	0
Other liabilities	90	31
Total liabilities of discontinued operations classified as held for sale	948	546
Carrying Amounts Of Liabilities Subject To Compromise Included As Part Of Discontinued Operations [Abstract]
Liabilities subject to compromise	0	0
Jack-up rigs
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	389	400
Trade accounts payable	6	4
Long-term debt (including current portion)	0	117
Uncertain tax positions	2	0
Other liabilities	29	25
Total liabilities of discontinued operations classified as held for sale	37	146
Carrying Amounts Of Liabilities Subject To Compromise Included As Part Of Discontinued Operations [Abstract]
Liabilities subject to compromise	118	0
Cash and cash equivalents | NSNCo [Member]
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	48	35
Cash and cash equivalents | Jack-up rigs
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	19	6
Restricted cash | NSNCo [Member]
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	21	29
Accounts receivable | NSNCo [Member]
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	318	0
Accounts receivable | Jack-up rigs
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	12	15
Intangible drilling contracts | NSNCo [Member]
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	165	0
Drilling units | NSNCo [Member]
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	215	0
Drilling units | Jack-up rigs
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	346	365
Investment in associated companies | NSNCo [Member]
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	239	224
Amount due from related parties | NSNCo [Member]
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	69	387
Deferred tax assets | NSNCo [Member]
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	6	0
Other assets | NSNCo [Member]
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	22	10
Other assets | Jack-up rigs
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	$ 12	$ 14